UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 512	$ 469
Financial assets	55	0
Accounts receivable and other	485	448
Due from Brookfield Infrastructure	558	1,093
Current assets	1,610	2,010
Property, plant and equipment	4,467	4,803
Intangible assets	2,846	2,687
Investments in associates	419	0
Goodwill	516	489
Financial assets	113	30
Other assets	17	15
Deferred income tax asset	46	52
Total assets	10,034	10,086
Liabilities
Accounts payable and other	640	605
Non-recourse borrowings	1,315	0
Financial liabilities	0	995
Loans payable to Brookfield Infrastructure	131	131
Exchangeable and class B shares	4,222	4,466
Current liabilities	6,308	6,197
Non-recourse borrowings	3,158	3,556
Other liabilities	121	119
Deferred income tax liability	1,525	1,638
Total liabilities	11,112	11,510
Equity
Brookfield Infrastructure Partners L.P.	(1,963)	(2,127)
Non-controlling interest	885	703
Total equity	(1,078)	(1,424)
Total liabilities and equity	$ 10,034	$ 10,086